Segments - Summary of Results by Segment (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) employee	Dec. 31, 2021 GBP (£) employee	Dec. 31, 2020 GBP (£) employee
Disclosure of operating segments [line items]
Net interest income / (expense)	£ 4,425	£ 3,949	£ 3,388
Non-interest income / (expense)	531	550	464
Total operating income	4,956	4,499	3,852
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(2,343)	(2,510)	(2,390)
Credit impairment (charges)/write-backs	(320)	233	(638)
Provisions for other liabilities and charges	(419)	(377)	(264)
Total operating credit impairment (charges)/write-backs, provisions and charges	(739)	(144)	(902)
Profit from continuing operations before tax	1,874	1,845	560
Revenue from external customers	4,956	4,499	3,852
Inter-segment revenue	4,956	4,499	3,852
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	562	478	484
Insurance, protection and investments	78	67	65
Credit cards	95	73	66
Non-banking and other fees	104	79	65
Total fee and commission income	839	697	680
Fee and commission expense	(509)	(411)	(361)
Net fee and commission income	330	286	319
Customer loans	215,738	207,288	207,011
Total assets	285,213	287,098	292,332
Assets held for sale	49	0
Customer deposits	189,911	186,215	185,707
Total liabilities	£ 270,806	£ 270,996	£ 276,396
Average number of full-time equivalent staff | employee	18,123	19,704	21,998
Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	£ 0	£ 0	£ 0
Retail Banking
Disclosure of operating segments [line items]
Net interest income / (expense)	3,671	3,356	2,753
Non-interest income / (expense)	209	205	245
Total operating income	3,880	3,561	2,998
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(1,682)	(1,701)	(1,792)
Credit impairment (charges)/write-backs	(262)	98	(264)
Provisions for other liabilities and charges	(394)	(185)	(157)
Total operating credit impairment (charges)/write-backs, provisions and charges	(656)	(87)	(421)
Profit from continuing operations before tax	1,542	1,773	785
Revenue from external customers	4,109	4,010	3,669
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	502	428	442
Insurance, protection and investments	78	67	65
Credit cards	95	73	66
Non-banking and other fees	2	2	3
Total fee and commission income	677	570	576
Fee and commission expense	(478)	(380)	(335)
Net fee and commission income	199	190	241
Customer loans	191,836	183,023	175,380
Total assets	200,872	190,629	183,154
Assets held for sale	0
Customer deposits	161,748	156,991	152,167
Total liabilities	£ 161,821	£ 157,622	£ 152,687
Average number of full-time equivalent staff | employee	15,212	16,149	18,198
Retail Banking | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	£ (229)	£ (449)	£ (671)
Consumer Finance
Disclosure of operating segments [line items]
Net interest income / (expense)	180	233	264
Non-interest income / (expense)	195	178	127
Total operating income	375	411	391
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(144)	(163)	(166)
Credit impairment (charges)/write-backs	(27)	33	(44)
Provisions for other liabilities and charges	(6)	4	(8)
Total operating credit impairment (charges)/write-backs, provisions and charges	(33)	37	(52)
Profit from continuing operations before tax	198	285	173
Revenue from external customers	513	489	501
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	0	0	0
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	20	10	10
Total fee and commission income	20	10	10
Fee and commission expense	(5)	0	0
Net fee and commission income	15	10	10
Customer loans	5,384	4,984	8,025
Total assets	10,371	8,873	11,143
Assets held for sale	0
Customer deposits	0	0	0
Total liabilities	£ 1,223	£ 1,173	£ 2,397
Average number of full-time equivalent staff | employee	531	670	640
Consumer Finance | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	£ (138)	£ (78)	£ (110)
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Net interest income / (expense)	580	397	355
Non-interest income / (expense)	146	112	96
Total operating income	726	509	451
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(342)	(365)	(324)
Credit impairment (charges)/write-backs	(31)	90	(294)
Provisions for other liabilities and charges	(8)	(34)	(6)
Total operating credit impairment (charges)/write-backs, provisions and charges	(39)	56	(300)
Profit from continuing operations before tax	345	200	(173)
Revenue from external customers	732	619	608
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	60	50	42
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	77	62	50
Total fee and commission income	137	112	92
Fee and commission expense	(18)	(22)	(22)
Net fee and commission income	119	90	70
Customer loans	18,518	19,281	20,822
Total assets	18,518	19,281	20,820
Assets held for sale	0
Customer deposits	24,798	26,466	24,985
Total liabilities	£ 24,473	£ 26,513	£ 25,011
Average number of full-time equivalent staff | employee	2,336	2,281	2,405
Corporate & Commercial Banking | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	£ (6)	£ (110)	£ (157)
Corporate & Investment Banking
Disclosure of operating segments [line items]
Net interest income / (expense)		0	0
Non-interest income / (expense)		0	0
Total operating income		0	0
Operating expenses before credit impairment (charges)/write-backs, provisions and charges		0	0
Credit impairment (charges)/write-backs		0	0
Provisions for other liabilities and charges		0	0
Total operating credit impairment (charges)/write-backs, provisions and charges		0	0
Profit from continuing operations before tax		0
Revenue from external customers		0	0
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees		0	0
Insurance, protection and investments		0	0
Credit cards		0	0
Non-banking and other fees		0	0
Total fee and commission income		0	0
Fee and commission expense		0	0
Net fee and commission income		0	0
Customer loans		0	2,784
Total assets		0	2,784
Customer deposits		0	6,506
Total liabilities		£ 0	£ 6,517
Average number of full-time equivalent staff | employee		528	716
Corporate & Investment Banking | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue		£ 0	£ 0
Corporate Centre
Disclosure of operating segments [line items]
Net interest income / (expense)	(6)	(37)	16
Non-interest income / (expense)	(19)	55	(4)
Total operating income	(25)	18	12
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(175)	(281)	(108)
Credit impairment (charges)/write-backs	0	12	(36)
Provisions for other liabilities and charges	(11)	(162)	(93)
Total operating credit impairment (charges)/write-backs, provisions and charges	(11)	(150)	(129)
Profit from continuing operations before tax	(211)	(413)	(225)
Revenue from external customers	(398)	(619)	(926)
Revenue from external customers includes the following fee and commission income disaggregated by income type
Current account and debit card fees	0	0	0
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	5	5	2
Total fee and commission income	5	5	2
Fee and commission expense	(8)	(9)	(4)
Net fee and commission income	(3)	(4)	(2)
Customer loans	0	0	0
Total assets	55,452	68,315	74,431
Assets held for sale	49
Customer deposits	3,365	2,758	2,049
Total liabilities	£ 83,289	£ 85,688	£ 89,784
Average number of full-time equivalent staff | employee	44	76	39
Corporate Centre | Inter-segment revenue
Disclosure of operating segments [line items]
Inter-segment revenue	£ 373	£ 637	£ 938